Income Tax - Additional Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes [Line Items]
Income tax expense	$ 0	$ 0	$ 1	$ 0	$ 0
Effective tax rate	37.00%	37.00%	0.00%	0.00%	0.00%
Unrecognized tax benefits	$ 822		$ 742
Accrued interest and penalties related to uncertain tax positions	$ 0	$ 0
Deferred Tax Valuation allowance increase			14,000	$ 13,700
Federal
Income Taxes [Line Items]
Net operating loss carryforwards			$ 170,100
Operating loss carryforwards, expiration date			Dec. 31, 2024
State and Local Jurisdiction
Income Taxes [Line Items]
Net operating loss carryforwards			$ 111,800
Operating loss carryforwards, expiration date			Dec. 31, 2019
Research Tax Credit Carryforward
Income Taxes [Line Items]
Federal research and development tax credit carryforwards			$ 2,500